Cover	Sep. 02, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 02, 2025
Entity File Number	000-56366
Entity Registrant Name	TRIBAL RIDES INTERNATIONAL CORP.
Entity Central Index Key	0001624985
Entity Tax Identification Number	37-1758469
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	530 Technology Drive, Suite 100
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	949
Local Phone Number	880-0900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false